Investment properties (Details 4) - Shopping Malls [Member] - Level 3 [Member] - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Discount rate	11.08%	15.40%	15.25%
Discount rate, increase	$ (28,789)	$ (21,136)	$ (19,460)
Discount rate, decrease	$ 30,669	$ 22,438	$ 20,843
Discount perpetually rate	10.63%	14.11%	14.20%
Discount perpetually rate, increase	$ (112,417)	$ (42,692)	$ (45,832)
Discount perpetually rate, decrease	$ 149,290	$ 53,024	$ 56,414
Growth rate	2.40%	2.40%	2.40%
Growth rate, increase	$ 92,603	$ 29,104	$ 34,757
Growth rate, decrease	(72,527)	(24,523)	(29,328)
Increase in inflation	88,284	46,342	124,586
Decrease in inflation	(82,775)	(44,520)	(113,796)
Devaluation, increase	(129,588)	(84,041)	(83,302)
Devaluation, decrease	$ 158,385	$ 92,445	$ 91,632